Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Schedule of changes in stock options granted

	2017 Plan
		Weighted
		average
		exercise
	Number	price
	of	per share
	options	(US$)
Outstanding as at January 1, 2021	426,000	8.76
Forfeited	(32,500)	8.76
Granted	1,307,000	13.15
Adjustments for stock dividends issued in 2021	301,322	Not applicable
Outstanding as at December 31, 2021	2,001,822	10.31
Forfeited	(64,746)	11.17
Exercise of stock options (weighted average share price at dates of exercises: US$8.49 per share)	(42,949)	7.44
Outstanding as at December 31, 2022	1,894,127	10.34
Forfeited	(54,150)	10.20
Outstanding as at December 31, 2023	1,839,977	10.35
As at December 31, 2023
Options exercisable	1,839,977
Options available for granting in future periods	332,555

Schedule of information about stock options outstanding and exercisable

	Options Outstanding and Exercisable
		Weighted average remaining
Exercise Price per Share (US$)	Number	contractual life (in years)
$7.44	406,151	3.92
$11.17	1,433,826	7.33
Total	1,839,977	6.58

Schedule of share-based compensation expenses recognized

Years ended December 31:	2023	2022	2021
Share-based compensation expenses arising from stock options granted by the Company	$—	$—	$2,497

Schedule of black-scholes-merton formula

2021
Number of options granted (on a post-stock dividend basis)	1,538,596
Vesting requirements	Immediately
Contractual life	9.33 years
Method of settlement	In equity
Exercise price per share	US$11.17
Market price per share on grant date	US$10.01
Expected volatility	39.24%
Expected option life	9.33 years
Expected dividends	8.00%
Risk-free interest rate	1.48%
Fair value of option granted (per option)	$1.62 (US$1.27)